FAIR VALUE MEASUREMENTS - SEPA Convertible Note (Details) - USD ($)				1 Months Ended		3 Months Ended		12 Months Ended
	May 05, 2026	Apr. 21, 2026	Dec. 29, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 23, 2026
CONVERTIBLE DEBT
Gross proceeds								$ 8,762,250	$ 4,940,000
Fair value of convertible debt								3,630,000
Change in fair value of convertible debt						$ (104,238)	$ (319,695)	$ (2,146,284)	(1,707,747)
Conversion Price (in dollars per share)								$ 1
Cash payments						606,335	$ 321,181	$ 2,518,306	2,262,401
SEPA Convertible Note
CONVERTIBLE DEBT
Carrying value					$ 2,500,000	991,135		1,386,975	2,500,000
Fair value of convertible debt					$ 2,300,000	1,146,000		1,543,000	2,300,000
Change in fair value of convertible debt						$ 71,119		979,553	$ 0
Extinguishment of debt								$ 684,894
Conversion of debt to shares								119,307
SEPA Convertible Note, floor price (in $ per share)									$ 4.54
Maximum number of shares issuable									305,663
Redemption notice period					10 days
Cure period									5 days
Undismissed proceedings, cure period									61 days
Threshold amount of other indebtedness					$ 500,000				$ 500,000
The aggregate threshold amount of final judgments					$ 500,000				$ 500,000
Final judgement event of default, unsatisfied period									30 days
Cessation of trading, event of default period									10 days
Other event of default, cure period									10 days
SEPA Convertible Note | Subsequent events
CONVERTIBLE DEBT
Conversion of debt to shares	37,931	34,620
SEPA Convertible Note | Maximum | Debt Conversion Option Unavailable
CONVERTIBLE DEBT
Percentage of beneficial ownership					4.99%				4.99%
SEPA Convertible Note | Yorkville
CONVERTIBLE DEBT
Gross proceeds					$ 2,500,000
Proceeds from notes payable net					$ 2,300,000
Percentage rate of the original issue discount					8.00%
Amount of non-cash expense for the original issuance discount					$ 200,000
Interest rate (in percentage)					7.00%				7.00%
Interest rate at event of default					18.00%
Commitment fees					$ 375,000
Payment of upfront commitment fees					$ 187,500
Conversion of debt to shares					8,264
Periodic payments									$ 277,778
Conversion Price (in dollars per share)					$ 64				$ 64
Threshold percentage of stock price trigger					93.00%
SEPA Convertible Note, floor price (in $ per share)					$ 4.54
Percentage of prepayment premium payable					7.00%
SEPA Convertible Note | Yorkville | After Second Tranche Of Receipt Of Advances
CONVERTIBLE DEBT
Periodic payments				$ 500,000
SEPA Convertible Note | Yorkville | Maximum
CONVERTIBLE DEBT
Principal amount					$ 4,500,000				$ 4,500,000
Yorkville Agreement
CONVERTIBLE DEBT
Cash payments			$ 250,000
No conversion period			14 days
Termination fee			$ 175,000
Right of first refusal period			24 months
Yorkville Agreement | Subsequent events
CONVERTIBLE DEBT
Final payment										$ 136,975